SHARE CAPITAL - Summary of Issued and Fully Paid Ordinary Shares (Details) - shares	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Issued capital [abstract]
Beginning balance (in shares)	36,470,341	33,806,422
Issue of ordinary shares (in shares)	1,043,002	2,660,877
Ending balance (in shares)	37,513,343	36,467,299